Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000157835
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class A
Trading Symbol	ETAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Balanced Fund - with load	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$9,425	$10,000	$10,000
Jun-2017	$10,389	$10,847	$9,969
Jun-2018	$10,405	$11,515	$9,929
Jun-2019	$11,088	$12,408	$10,710
Jun-2020	$11,872	$12,902	$11,646
Jun-2021	$15,058	$15,796	$11,607
Jun-2022	$13,621	$14,030	$10,413
Jun-2023	$14,342	$15,029	$10,315
Jun-2024	$16,127	$16,250	$10,587
Jun-2025	$17,474	$17,889	$11,230
Jun-2026	$19,976	$20,003	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class A
Without Load	14.32%	5.81%	7.80%
With Load	7.72%	4.57%	7.16%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 398,233,242
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,321,098
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000157836
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class C
Trading Symbol	ETCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.82%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,929	$10,847	$9,969
Jun-2018	$10,875	$11,515	$9,929
Jun-2019	$11,499	$12,408	$10,710
Jun-2020	$12,216	$12,902	$11,646
Jun-2021	$15,373	$15,796	$11,607
Jun-2022	$13,784	$14,030	$10,413
Jun-2023	$14,409	$15,029	$10,315
Jun-2024	$16,077	$16,250	$10,587
Jun-2025	$17,287	$17,889	$11,230
Jun-2026	$19,611	$20,003	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class C	13.44%	4.99%	6.97%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 398,233,242
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,321,098
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000157837
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class I
Trading Symbol	ETIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,047	$10,847	$9,969
Jun-2018	$11,099	$11,515	$9,929
Jun-2019	$11,855	$12,408	$10,710
Jun-2020	$12,713	$12,902	$11,646
Jun-2021	$16,160	$15,796	$11,607
Jun-2022	$14,631	$14,030	$10,413
Jun-2023	$15,446	$15,029	$10,315
Jun-2024	$17,415	$16,250	$10,587
Jun-2025	$18,905	$17,889	$11,230
Jun-2026	$21,671	$20,003	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class I	14.64%	6.04%	8.04%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 398,233,242
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,321,098
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000157838
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class N
Trading Symbol	ETNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,029	$10,847	$9,969
Jun-2018	$11,062	$11,515	$9,929
Jun-2019	$11,793	$12,408	$10,710
Jun-2020	$12,621	$12,902	$11,646
Jun-2021	$16,005	$15,796	$11,607
Jun-2022	$14,472	$14,030	$10,413
Jun-2023	$15,246	$15,029	$10,315
Jun-2024	$17,155	$16,250	$10,587
Jun-2025	$18,586	$17,889	$11,230
Jun-2026	$21,263	$20,003	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class N	14.40%	5.85%	7.84%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 398,233,242
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,321,098
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000220844
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class A
Trading Symbol	ETARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Core Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$9,425	$10,000
Jun-2021	$9,210	$9,820
Jun-2022	$8,113	$8,809
Jun-2023	$8,040	$8,727
Jun-2024	$8,234	$8,956
Jun-2025	$8,706	$9,500
Jun-2026	$9,071	$9,861

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class A
Without Load	4.19%	-0.30%	-0.65%
With Load	-1.75%	-1.47%	-1.63%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 215,134,089
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 324,413
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000220845
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class C
Trading Symbol	ETCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026. The Class underperformed for the same period due to class specific fees.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956
Jun-2025	$8,913	$9,500
Jun-2026	$9,208	$9,861

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class C	3.32%	-1.03%	-1.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 215,134,089
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 324,413
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000220846
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class I
Trading Symbol	ETIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956
Jun-2025	$9,353	$9,500
Jun-2026	$9,755	$9,861

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class I	4.30%	-0.04%	-0.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 215,134,089
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 324,413
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000220843
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class N
Trading Symbol	ETNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956
Jun-2025	$9,262	$9,500
Jun-2026	$9,641	$9,861

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class N	4.10%	-0.25%	-0.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 215,134,089
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 324,413
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000193764
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class A
Trading Symbol	ETADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Dividend Growth Fund - with load	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$9,425	$10,000	$10,000
Jun-2018	$9,236	$10,897	$11,146
Jun-2019	$10,081	$11,723	$10,713
Jun-2020	$10,742	$11,654	$10,166
Jun-2021	$15,814	$17,332	$17,109
Jun-2022	$13,778	$14,753	$12,770
Jun-2023	$15,250	$16,886	$14,093
Jun-2024	$18,505	$18,980	$15,045
Jun-2025	$20,362	$21,448	$16,516
Jun-2026	$25,029	$25,785	$22,734

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class A
Without Load	22.92%	9.62%	11.81%
With Load	15.88%	8.32%	11.05%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,425,327,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,119,479
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,425,327,971 Number of Portfolio Holdings59 Advisory Fee (with fee recapture)$9,119,479 Portfolio Turnover42%
Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000193765
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class C
Trading Symbol	ETCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.95%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045
Jun-2025	$20,359	$21,448	$16,516
Jun-2026	$24,862	$25,785	$22,734

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class C	22.12%	8.77%	10.97%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,425,327,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,119,479
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,425,327,971 Number of Portfolio Holdings59 Advisory Fee (with fee recapture)$9,119,479 Portfolio Turnover42%
Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000193766
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class I
Trading Symbol	ETIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,395	$16,886	$14,093
Jun-2024	$19,952	$18,980	$15,045
Jun-2025	$22,006	$21,448	$16,516
Jun-2026	$27,114	$25,785	$22,734

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class I	23.21%	9.86%	12.07%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,425,327,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,119,479
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,425,327,971 Number of Portfolio Holdings59 Advisory Fee (with fee recapture)$9,119,479 Portfolio Turnover42%
Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000193767
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class N
Trading Symbol	ETNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,209	$16,886	$14,093
Jun-2024	$19,678	$18,980	$15,045
Jun-2025	$21,662	$21,448	$16,516
Jun-2026	$26,631	$25,785	$22,734

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class N	22.94%	9.63%	11.84%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 1,425,327,971
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,119,479
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,425,327,971 Number of Portfolio Holdings59 Advisory Fee (with fee recapture)$9,119,479 Portfolio Turnover42%
Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000219892
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class A
Trading Symbol	ETAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.61%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.61%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 105,759,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 847,825
InvestmentCompanyPortfolioTurnover	125.00%
C000219893
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class C
Trading Symbol	ETCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.36%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.36%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 105,759,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 847,825
InvestmentCompanyPortfolioTurnover	125.00%
C000219894
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class I
Trading Symbol	ETIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.36%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.36%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 105,759,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 847,825
InvestmentCompanyPortfolioTurnover	125.00%
C000219891
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class N
Trading Symbol	ETNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$186	1.56%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.56%
Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 105,759,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 847,825
InvestmentCompanyPortfolioTurnover	125.00%
C000080457
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class A
Trading Symbol	ETAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.41%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Gilead Fund - with load	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$9,426	$10,000	$10,000
Jun-2017	$12,082	$11,502	$12,472
Jun-2018	$15,222	$13,310	$14,658
Jun-2019	$17,713	$14,972	$14,088
Jun-2020	$20,650	$16,364	$13,369
Jun-2021	$30,848	$23,619	$22,500
Jun-2022	$20,769	$18,357	$16,794
Jun-2023	$24,036	$21,567	$18,534
Jun-2024	$23,876	$24,128	$19,785
Jun-2025	$27,113	$28,084	$21,720
Jun-2026	$37,851	$32,690	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class A
Without Load	39.60%	4.18%	14.91%
With Load	31.58%	2.95%	14.24%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 3,438,647,827
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 28,902,794
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000080458
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class C
Trading Symbol	ETCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$258	2.16%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,724	$11,502	$12,472
Jun-2018	$15,910	$13,310	$14,658
Jun-2019	$18,376	$14,972	$14,088
Jun-2020	$21,263	$16,364	$13,369
Jun-2021	$31,517	$23,619	$22,500
Jun-2022	$21,051	$18,357	$16,794
Jun-2023	$24,182	$21,567	$18,534
Jun-2024	$23,845	$24,128	$19,785
Jun-2025	$26,873	$28,084	$21,720
Jun-2026	$37,232	$32,690	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	38.55%	3.39%	14.05%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 3,438,647,827
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 28,902,794
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000080459
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class I
Trading Symbol	ETILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.16%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,850	$11,502	$12,472
Jun-2018	$16,233	$13,310	$14,658
Jun-2019	$18,938	$14,972	$14,088
Jun-2020	$22,128	$16,364	$13,369
Jun-2021	$33,138	$23,619	$22,500
Jun-2022	$22,360	$18,357	$16,794
Jun-2023	$25,938	$21,567	$18,534
Jun-2024	$25,834	$24,128	$19,785
Jun-2025	$29,409	$28,084	$21,720
Jun-2026	$41,156	$32,690	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	39.95%	4.43%	15.20%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 3,438,647,827
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 28,902,794
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000065340
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class N
Trading Symbol	ETGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$163	1.36%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,827	$11,502	$12,472
Jun-2018	$16,168	$13,310	$14,658
Jun-2019	$18,820	$14,972	$14,088
Jun-2020	$21,955	$16,364	$13,369
Jun-2021	$32,807	$23,619	$22,500
Jun-2022	$22,095	$18,357	$16,794
Jun-2023	$25,580	$21,567	$18,534
Jun-2024	$25,421	$24,128	$19,785
Jun-2025	$28,886	$28,084	$21,720
Jun-2026	$40,342	$32,690	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	39.66%	4.22%	14.97%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 3,438,647,827
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 28,902,794
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000121707
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class A
Trading Symbol	ETAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	1.54%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Healthcare & Life Sciences Fund - with load	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$9,424	$10,000	$10,000
Jun-2017	$11,789	$14,299	$12,472
Jun-2018	$17,545	$17,676	$14,658
Jun-2019	$19,409	$16,320	$14,088
Jun-2020	$24,196	$20,841	$13,369
Jun-2021	$26,683	$25,257	$22,500
Jun-2022	$17,111	$13,856	$16,794
Jun-2023	$23,736	$15,537	$18,534
Jun-2024	$21,415	$17,391	$19,785
Jun-2025	$21,344	$15,589	$21,720
Jun-2026	$36,563	$29,931	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class A
Without Load	71.30%	6.50%	14.52%
With Load	61.45%	5.25%	13.84%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 1,789,380,256
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 16,626,771
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000121708
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class C
Trading Symbol	ETCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$309	2.29%

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,415	$14,299	$12,472
Jun-2018	$18,334	$17,676	$14,658
Jun-2019	$20,137	$16,320	$14,088
Jun-2020	$24,916	$20,841	$13,369
Jun-2021	$27,270	$25,257	$22,500
Jun-2022	$17,349	$13,856	$16,794
Jun-2023	$23,892	$15,537	$18,534
Jun-2024	$21,398	$17,391	$19,785
Jun-2025	$21,164	$15,589	$21,720
Jun-2026	$35,983	$29,931	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	70.02%	5.70%	13.66%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 1,789,380,256
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 16,626,771
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000121710
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class I
Trading Symbol	ETIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$175	1.29%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,540	$14,299	$12,472
Jun-2018	$18,760	$17,676	$14,658
Jun-2019	$20,772	$16,320	$14,088
Jun-2020	$25,960	$20,841	$13,369
Jun-2021	$28,697	$25,257	$22,500
Jun-2022	$18,442	$13,856	$16,794
Jun-2023	$25,656	$15,537	$18,534
Jun-2024	$23,199	$17,391	$19,785
Jun-2025	$23,179	$15,589	$21,720
Jun-2026	$39,811	$29,931	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	71.76%	6.77%	14.82%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 1,789,380,256
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 16,626,771
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000121709
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class N
Trading Symbol	ETNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$202	1.49%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,519	$14,299	$12,472
Jun-2018	$18,687	$17,676	$14,658
Jun-2019	$20,652	$16,320	$14,088
Jun-2020	$25,749	$20,841	$13,369
Jun-2021	$28,411	$25,257	$22,500
Jun-2022	$18,226	$13,856	$16,794
Jun-2023	$25,302	$15,537	$18,534
Jun-2024	$22,833	$17,391	$19,785
Jun-2025	$22,772	$15,589	$21,720
Jun-2026	$39,023	$29,931	$29,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	71.36%	6.55%	14.59%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

AssetsNet	$ 1,789,380,256
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 16,626,771
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236480
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class A
Trading Symbol	ETLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Line Graph [Table Text Block]
Table Summary
	Eventide Large Cap Focus Fund - with load	S&P 500® Index
Jun-2022	$9,425	$10,000
Jun-2023	$10,769	$11,959
Jun-2024	$13,183	$14,896
Jun-2025	$14,768	$17,155
Jun-2026	$17,383	$20,985

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class A
Without Load	17.71%	16.54%
With Load	10.96%	14.82%
S&P 500® Index	22.32%	20.36%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 204,740,418
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 974,701
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236481
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class C
Trading Symbol	ETLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.94%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.94%
Line Graph [Table Text Block]
Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896
Jun-2025	$15,340	$17,155
Jun-2026	$17,926	$20,985

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class C	16.85%	15.71%
S&P 500® Index	22.32%	20.36%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 204,740,418
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 974,701
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236482
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class I
Trading Symbol	ETLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896
Jun-2025	$15,789	$17,155
Jun-2026	$18,632	$20,985

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class I	18.01%	16.83%
S&P 500® Index	22.32%	20.36%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 204,740,418
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 974,701
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236479
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class N
Trading Symbol	ETLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896
Jun-2025	$15,708	$17,155
Jun-2026	$18,494	$20,985

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class N	17.74%	16.62%
S&P 500® Index	22.32%	20.36%

Performance Inception Date	Jun. 30, 2022
Material Change Description [Text Block]

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

AssetsNet	$ 204,740,418
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 974,701
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000202730
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class A
Trading Symbol	ETABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Limited-Term Bond Fund - with load	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$9,422	$10,000	$10,000
Jun-2017	$9,472	$10,011	$9,969
Jun-2018	$9,424	$9,991	$9,929
Jun-2019	$9,860	$10,525	$10,710
Jun-2020	$10,284	$11,096	$11,646
Jun-2021	$10,330	$11,140	$11,607
Jun-2022	$9,689	$10,561	$10,413
Jun-2023	$9,799	$10,581	$10,315
Jun-2024	$10,298	$11,074	$10,587
Jun-2025	$10,899	$11,785	$11,230
Jun-2026	$11,249	$12,139	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class A
Without Load	3.21%	1.72%	1.79%
With Load	-2.75%	0.52%	1.18%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 218,186,572
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 365,974
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000202731
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class C
Trading Symbol	ETCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,424	$10,427	$10,708
Jun-2020	$10,789	$10,993	$11,644
Jun-2021	$10,749	$11,037	$11,605
Jun-2022	$10,003	$10,463	$10,411
Jun-2023	$10,052	$10,483	$10,313
Jun-2024	$10,481	$10,971	$10,585
Jun-2025	$11,015	$11,676	$11,228
Jun-2026	$11,287	$12,026	$11,653

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class C	2.47%	0.98%	1.62%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.48%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.05%

Performance Inception Date	Dec. 14, 2018
AssetsNet	$ 218,186,572
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 365,974
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000202732
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class I
Trading Symbol	ETIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,987	$10,011	$9,969
Jun-2018	$9,961	$9,991	$9,929
Jun-2019	$10,450	$10,525	$10,710
Jun-2020	$10,928	$11,096	$11,646
Jun-2021	$11,000	$11,140	$11,607
Jun-2022	$10,338	$10,561	$10,413
Jun-2023	$10,489	$10,581	$10,315
Jun-2024	$11,050	$11,074	$10,587
Jun-2025	$11,720	$11,785	$11,230
Jun-2026	$12,138	$12,139	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	3.57%	1.99%	1.96%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

AssetsNet	$ 218,186,572
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 365,974
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

C000202733
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class N
Trading Symbol	ETNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Line Graph [Table Text Block]
Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,464	$10,427	$10,708
Jun-2020	$10,921	$10,993	$11,644
Jun-2021	$10,974	$11,037	$11,605
Jun-2022	$10,287	$10,463	$10,411
Jun-2023	$10,419	$10,483	$10,313
Jun-2024	$10,959	$10,971	$10,585
Jun-2025	$11,595	$11,676	$11,228
Jun-2026	$11,986	$12,026	$11,653

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class N	3.37%	1.78%	2.43%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.48%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.05%

Performance Inception Date	Dec. 14, 2018
AssetsNet	$ 218,186,572
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 365,974
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Largest Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.